John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-4324

Fax: (617) 663-2197

E-Mail: aouellette@jhancock.com

Name  : Alfred P. Ouellette

Title:	Assistant Vice President and
Senior Counsel

February 28, 2008

EDGAR

U.S. Securities and Exchange Commission

100 F Street, N. E.

Washington, D.C. 20549

Re:	John Hancock Series Trust (the “Trust”) on behalf of

John Hancock Global Real Estate Fund (the “Fund”)

(formerly, John Hancock Real Estate Fund)

File Nos. 811-3392 and 2-75807

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the Classes A, B and C shares Prospectus and Statement of Additional Information of the Fund, both dated February 22, 2008, for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette

Alfred P. Ouellette

Assistant Secretary